NON-CURRENT ASSETS HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets held for sale
Real estate	R$ 1,082,436	R$ 991,486
Vehicles and similar	343,948	314,041
Machinery and equipment	546	776
Other (1)	2,068,020	22,227
Total	R$ 3,494,950	R$ 1,328,530